Segment Analysis - Reconciliation of Segmental Results of Operations to Consolidated Income Statements (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [line items]
Consolidated net business profit	¥ 1,084,000	¥ 1,085,000	¥ 1,192,300
Others	24,900	56,000	61,200
Profit before tax	956,478	282,751	831,892
Reconciling management reporting under Japanese GAAP to IFRS [member]
Disclosure of operating segments [line items]
Total credit costs	(360,500)	(170,600)	(110,300)
Gains on equity instruments	92,600	80,500	116,300
Extraordinary gains or losses and others	(143,900)	(106,300)	(74,700)
Profit before tax under Japanese GAAP	672,200	888,600	1,123,600
Scope of consolidation	5,700	(3,300)	100
Derivative financial instruments	94,800	(163,300)	31,300
Investment securities	113,300	(115,300)	(129,500)
Loans and advances	60,900	(116,000)	(23,200)
Investments in associates and joint ventures	3,400	(190,800)	(86,500)
Property, plant and equipment	(2,500)	(30,500)	(1,200)
Lease accounting	1,000	400	(1,400)
Defined benefit plans		(32,600)	(51,400)
Foreign currency translation	(20,200)	11,900	1,300
Classification of equity and liability	12,500	12,700	11,900
Others	¥ 15,400	¥ 21,000	¥ (43,100)